Contingent Liabilities and Commitments_Payment Guarantees That Are Exposed To Credit Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
The financial instruments applying 12-month expected credit losses
Disclosure of internal credit grades [Line Items]
Credit exposure	₩ 9,038,271	₩ 8,808,274
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	6,689,766	6,437,530
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	4,377,798	4,220,046
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	2,269,455	2,105,637
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	27,588	93,074
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	14,925	18,773
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	2,348,505	2,370,744
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	1,422,528	1,228,258
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	912,209	1,121,159
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	11,399	17,091
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	2,369	4,236
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
The financial instruments applying lifetime expected credit losses
Disclosure of internal credit grades [Line Items]
Credit exposure	9,306,787	9,243,243
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	6,867,686	6,743,238
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	4,378,917	4,220,742
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	2,316,893	2,143,908
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	112,909	174,391
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	48,866	191,213
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	10,101	12,984
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	2,439,101	2,500,005
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	1,423,299	1,229,547
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	940,715	1,153,572
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	34,468	38,048
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	32,303	67,200
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	8,316	11,638
Non-impaired
Disclosure of internal credit grades [Line Items]
Credit exposure	250,640	413,390
Non-impaired | Confirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	167,771	295,597
Non-impaired | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	1,119	696
Non-impaired | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	47,438	38,271
Non-impaired | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	85,321	81,317
Non-impaired | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	33,440	172,440
Non-impaired | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	453	2,873
Non-impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	82,869	117,793
Non-impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	771	1,289
Non-impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	28,506	32,413
Non-impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	23,069	20,957
Non-impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	29,934	62,964
Non-impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	589	170
Impaired
Disclosure of internal credit grades [Line Items]
Credit exposure	17,876	21,579
Impaired | Confirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	10,149	10,111
Impaired | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	501	0
Impaired | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	9,648	10,111
Impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	7,727	11,468
Impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	₩ 7,727	₩ 11,468